Investment in Associate (Details 2) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statements [Line Items]
Current assets	$ 3,794	$ 6,551
Current liabilities	2,568	1,794
Equity	145,641	148,557	$ 9,619	$ 59,594
Non-current liabilities	24,965	23,364
Company's share of equity -36.5% and 27.4%	96,531	99,674
Stimunity S.A. [Member]
Statements [Line Items]
Current assets	1,300	1,100
Non-current assets	0	0
Current liabilities	300	200
Equity	900	900
Non-current liabilities	100	0
Company's share of equity -36.5% and 27.4%	$ 300	$ 300